4. DISCONTINUED OPERATIONS (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Assets from discontinued operations:
Cash
Accounts receivable, net	98,374	189,544
Equipment, net	13,145	24,993
Disposal Group, Including Discontinued Operation, Assets	111,519	214,537
Liabilities from discontinued operations
Accounts payable and accrued expenses	180,178	275,849
Disposal Group, Including Discontinued Operation, Liabilities	$ 180,699	$ 275,849